Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2022
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As of
	February 28,	February 28,
	2021	2022
	RMB	RMB	USD
ASSETS
Total current assets	143,671	64,735	10,262
Total non-current assets	236,098	61,160	9,695
TOTAL ASSETS	379,769	125,895	19,957

LIABILITIES
Amount due to related parties	1,495	883	140
Accrued expenses and other current liabilities	82,736	64,449	10,216
Operating lease liabilities-current	52,290	2,626	416
Income tax payable	8,316	12,339	1,956
Deferred revenue	75,242	6,492	1,029
Total current liabilities	220,079	86,789	13,757
Deferred tax liabilities	1,673	725	115
Operating lease liabilities-non-current	78,828	5,152	817
Total non-current liabilities	80,501	5,877	932
TOTAL LIABILITIES	300,580	92,666	14,689

	Year Ended
	February 29,	February 28,	February 28,
	2020	2021	2022
	RMB	RMB	RMB	USD
Total revenue	389,049	280,282	250,223	39,665
Operating loss	(101,126)	(13,652)	(63,619)	(10,085)
Net loss	(96,977)	(5,529)	(80,976)	(12,836)
Net cash provided by (used in) operating activities	54,778	43,753	(70,397)	(11,159)
Net cash (used in) provided by investing activities	(29,206)	(33,758)	(2,294)	(364)
Net cash provided by financing activities	724	198	21,349	3,384

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 29, 2020, February 28, 2021 and 2022:

	February 29,		February 28,		February 28,
	2020		2021		2022
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 4)	—	764	—	—	—	—	7,871	1,248
Operating lease right-of-use assets	—	800	—	—	—	—	—	—
Intangible assets, net (Note 5)	—	30,804	—	—	—	—	2,255	357
Goodwill (Note 6)	17,022	114,612	—	—	—	—	42,307	6,707

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements, non-compete agreement and license which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by main education programs for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Year Ended February 28 or 29
	2020		2021		2022
	RMB	%	RMB	%	RMB	USD

Elementary school	300,278	77.2	207,720	74.1	165,436	26,225
Middle school	52,107	13.4	50,902	18.2	59,865	9,490
Special programs and others	38,298	9.8	21,714	7.7	25,706	4,074
Less: sales tax	1,634	0.4	54	0.0	784	124
Total	389,049	100.0	280,282	100.0	250,223	39,665